Advances from the Federal Home Loan Bank	12 Months Ended
Jun. 30, 2017
Advances from the Federal Home Loan Bank [Abstract]
ADVANCES FROM THE FEDERAL HOME LOAN BANK

NOTE G - ADVANCES FROM THE FEDERAL HOME LOAN BANK

Advances from the Federal Home Loan Bank, collateralized at June 30, 2017 and 2016 by pledges of certain residential mortgage loans totaling $65.3 million and $40.3 million, respectively, and the Banks’ investment in Federal Home Loan Bank stock, are summarized as follows:

Maturing year ended June 30, 2017
(in thousands)

2017	$51,808
2018	3,249
2019	189
2020	142
2021	107
2022	79
2023	43
2024-2032	163
$55,780

At June 30, 2017 interest rates for advances were fixed ranging from 0.81% to 6.20%, with a weighted-average interest rate of 1.29%.

Maturing year ended June 30, 2016
(in thousands)

2016	$26,931
2017	2,328
2018	3,249
2019	189
2020	142
2021	107
2022	79
2023-2032	186
$33,211

At June 30, 2016 interest rates for advances were fixed ranging from 0.43% to 6.35%, with a weighted-average interest rate of 0.93%.

Each advance is payable at its maturity date, with a prepayment penalty for fixed rate advances. Based on collateral composed of first mortgage loans and the Company’s holdings of FHLB stock, the Company was eligible to borrow up to $71.9 million as of June 30, 2017.

At June 30, 2017, we had the ability to borrow a total $89.1 million from the FHLB, of which $55.8 million was outstanding. In addition, we have the ability to borrow from the Federal Reserve Bank Discount Window. At June 30, 2017, based on home equity loans we had pledged collateral which would enable us to borrow up to $5.0 million.